Contingent Liabilities	12 Months Ended
Dec. 31, 2011
Contingent Liabilities

Note 25 – Contingent Liabilities

Legal Proceedings. In the normal course of business, the Corporation and its subsidiaries are routinely defendants in or parties to a number of pending and threatened legal actions, including, but not limited to, actions brought on behalf of various claimants or classes of claimants, regulatory matters, employment matters, and challenges from tax authorities regarding the amount of taxes due. In certain of these actions and proceedings, claims for substantial monetary damages or adjustments to recorded tax liabilities are asserted.

Based on current knowledge, after consultation with legal counsel and after taking into account current accruals, management does not believe that losses, if any, arising from pending litigation or threatened legal actions or regulatory matters will have a material adverse effect on the consolidated financial position or liquidity of the Corporation, although such matters could have a material adverse effect on the Corporation’s operating results for a particular period.

Under GAAP, (i) an event is “probable” if the “future event or events are likely to occur”; (ii) an event is “reasonably possible” if “the chance of the future event or events occurring is more than remote but less than likely”; and (iii) an event is “remote” if “the chance of the future event or events occurring is slight”. Thus, references to the upper end of the range of reasonably possible loss for cases in which the Corporation is able to estimate a range of reasonably possible loss mean the upper end of the range of loss for cases for which the Corporation believes the risk of loss is more than remote.

For the reasons set out in this paragraph, the outcome of some matters is inherently difficult to predict and/or the range of loss cannot be reasonably estimated. This may be the case in matters that (i) will be decided by a jury, (ii) are in early stages, (iii) involve uncertainty as to the likelihood of a class being certified or the ultimate size of the class, (iv) are subject to appeals or motions, (v) involve significant factual issues to be resolved, including with respect to the amount of damages, or (vi) seek very large damages based on novel and complex damage and liability legal theories. Accordingly, the Corporation cannot reasonably estimate the eventual outcome of these pending matters, the timing of their ultimate resolution, or what the eventual loss, fines or penalties, if any, related to each pending matter will be.

In accordance with applicable accounting guidance, the Corporation records accruals for litigation and regulatory matters when those matters present loss contingencies that are both probable and reasonably estimable. When loss contingencies are not both probable and reasonably estimable, the Corporation does not record accruals. No material accruals have been recorded for pending litigation or threatened legal actions or regulatory matters.

For a limited number of the matters for which a loss is reasonably possible in future periods, whether in excess of an accrued liability or where there is no accrued liability, the Corporation is able to estimate a range of possible loss. As of December 31, 2011, the Corporation has estimated the upper end of the range of reasonably possible losses for these matters to be approximately $32 million in the aggregate. This aggregate amount of reasonably possible loss is based upon currently available information and is subject to significant judgment and a variety of assumptions, and known and unknown uncertainties. The matters underlying the estimated range will change from time to time, and actual results will vary significantly from the current estimate.

In certain other pending matters, there may be a range of reasonably possible losses (including reasonably possible losses in excess of amounts accrued) that cannot be reasonably estimated for the reasons described above. The following is a description of the nature of certain of these matters.

As previously disclosed, a number of participants in our securities lending program, which is associated with the Corporation’s asset servicing business, have commenced either individual lawsuits or putative class actions in which they claim, among other things, that we failed to exercise prudence in the investment management of the collateral received from the borrowers of the securities, resulting in losses that they seek to recover. The cases assert various contractual, statutory and common law claims, including claims for breach of fiduciary duty under common law and under the Employee Retirement Income Security Act (ERISA). Based on our review of these matters, we believe we operated our securities lending program prudently and appropriately. The Corporation has also been cooperating fully with an SEC investigation related to our securities lending program. At this stage of these proceedings, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On August 24, 2010, a lawsuit (hereinafter referred to as the “Securities Class Action”) was filed in federal court in the Northern District of Illinois against the Corporation and three of its present or former officers, including the present and former Chief Executive Officers of the Corporation, on behalf of a purported class of purchasers of Corporation stock during the period from October 17, 2007 to October 20, 2009. The amended complaint alleges that during the purported class period the defendants violated Sections 10(b) and 20(a) of the Exchange Act by allegedly taking insufficient provisions for credit losses with respect to the Corporation’s real estate loan portfolio and failing to make sufficient disclosures regarding its securities lending business. Plaintiff seeks compensatory damages in an unspecified amount. At this stage of the suit, it is not possible for management to assess the probability of a material adverse outcome or reasonably estimate the amount of any potential loss.

On September 7, 2010, a shareholder derivative lawsuit, purportedly brought on behalf of the Corporation, was filed in the Circuit Court of Cook County, Illinois against a number of the Corporation’s current and former officers and directors. The Corporation is named as a nominal defendant. The complaint asserts that the individual defendants violated their fiduciary duties to the Corporation based upon substantially the same allegations made in the Securities Class Action complaint. Certain individual defendants are also alleged to have sold some of their holdings of Northern Trust Corporation stock while in possession of material nonpublic information. Plaintiff seeks compensatory damages in an unspecified amount from the individual defendants on behalf of the Corporation. The only relief sought against the Corporation is an order requiring the implementation of certain corporate governance procedures. On December 20, 2011, the court granted the Corporation’s motion to dismiss the derivative lawsuit but gave plaintiff leave to file an amended complaint. Plaintiff elected, instead, to enter into an agreed order staying the derivative suit until the judge in the Securities Class Action rules on the Corporation’s motion to dismiss that complaint.

Visa Membership. Northern Trust, as a member of Visa U.S.A. Inc. (Visa U.S.A.) and in connection with the 2007 initial public offering of Visa, Inc. (Visa), received shares of restricted stock in Visa, a portion of which was redeemed pursuant to a mandatory redemption. The proceeds of the redemption totaled $167.9 million and were recorded as a gain in 2008. The remaining Visa shares held by Northern Trust are recorded at their original cost basis of zero and have restrictions as to their sale or transfer.

Northern Trust, in conjunction with other member banks of Visa U.S.A., is obligated to indemnify Visa for losses resulting from certain indemnified litigation involving Visa and has been required to recognize, at its estimated fair value in accordance with GAAP, a guarantee liability arising from such litigation that has not yet settled.

During 2007, Northern Trust recorded charges and corresponding liabilities of $150 million relating to Visa indemnified litigation. Subsequently, Visa established an escrow account to cover the settlements of, or judgments in, indemnified litigation. The fundings by Visa of its escrow account have resulted in reductions of Northern Trust’s Visa related indemnification liability and of the future realization of the value of outstanding shares of Visa common stock held by Northern Trust as a member bank of Visa U.S.A. Reductions of Northern Trust’s indemnification liability totaling $23.1 million, $33.0 million, and $17.8 million were recorded in 2011, 2010, and 2009, respectively, which combined with a $76.1 million reduction recorded in 2008, fully eliminated the indemnification liability as of December 31, 2011. Northern Trust’s net Visa related indemnification liability totaled $23.1 million at December 31, 2010.

While the ultimate resolution of outstanding Visa related litigation is highly uncertain and the estimation of any potential losses is highly judgmental, Northern Trust anticipates that the value of its remaining shares of Visa stock will be more than adequate to offset any remaining indemnification obligations related to Visa litigation.

Contingent Purchase Consideration. As discussed in further detail in Note 11 – Goodwill and Other Intangibles, in connection with the acquisitions consummated in 2011, contingent consideration was recorded relating to certain performance-related purchase price adjustments. The fair value of the contingent consideration at December 31, 2011 totaled $56.8 million.